Redeemable Noncontrolling Interests (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Noncontrolling Interest [Abstract]
Beginning Balance			¥ 700,000	¥ 790,229
Loss for the year	$ 0	¥ 0	(141,896)	(300,713)
Increase in accretion of redeemable noncontrolling interests			141,896	210,484
Reversal due to extinguishment of put option			¥ (700,000)
Ending Balance	$ 0	¥ 0		¥ 700,000